Earnings per ordinary share - Summary of earnings (loss) per ordinary shares (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic earnings per share attributable to ordinary shareholders of Rio Tinto	$ 13,638	$ 8,762	$ 4,617
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto	$ 13,638	$ 8,762	$ 4,617
Basic earnings per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares	1,719.3	1,786.7	1,797.3
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares	1,731.7	1,799.5	1,808.6
Basic earnings per share	$ 793.2	$ 490.4	$ 256.9
Diluted earnings per share	$ 787.6	$ 486.9	$ 255.3